Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit (loss) for the year	₩ (2,576,729)	₩ (3,195,585)	₩ 1,333,544
Adjustments for:
Income tax expense (benefit)	(762,712)	(237,785)	385,341
Depreciation and amortization	4,213,742	4,557,457	4,500,701
Gain on foreign currency translation	(313,378)	(702,144)	(74,125)
Loss on foreign currency translation	241,701	449,980	193,095
Expenses related to defined benefit plans	149,937	168,260	144,241
Gain on disposal of property, plant and equipment	(34,961)	(25,737)	(19,367)
Loss on disposal of property, plant and equipment	102,453	54,432	64,350
Impairment loss on property, plant and equipment	60,072	1,260,436	19,085
Reversal of impairment loss on property, plant and equipment	(7)	(3,181)	(1,121)
Gain on disposal of intangible assets	(1,989)		(196)
Loss on disposal of intangible assets	55	193
Impairment loss on intangible assets	54,833	136,372	29,488
Reversal of impairment loss on intangible assets	(242)	(1,975)	(1,152)
Impairment loss on investment property		7,736
Expense on increase of provisions	101,846	253,075	216,873
Finance income	(594,944)	(607,501)	(352,423)
Finance costs	1,162,598	781,205	832,596
Equity in income of equity method accounted investees, net	3,061	(5,558)	(7,780)
Other income	(7,030)	(1,681)
Other expenses			15,538
Adjustments for reconcile of profit and loss	1,798,306	2,887,999	7,278,688
Trade accounts and notes receivable	(1,013,938)	1,833,491	(964,130)
Other accounts receivable	32,173	(55,073)	20,395
Inventories	336,993	390,672	(1,123,239)
Lease receivables	7,204	7,684	4,765
Other current assets	92,983	435,838	107,679
Other non-current assets	1,151	(10,125)	(58,821)
Trade accounts and notes payable	323,548	(282,082)	1,037,950
Other accounts payable	(47,798)	(625,606)	72,640
Accrued expenses	(47,088)	(514,500)	580,404
Provisions	(179,969)	(259,969)	(237,601)
Advances received	(19,461)	(1,977)	(268,074)
Other current liabilities	(33,367)	(4,188)	9,100
Defined benefit liabilities, net	(45,123)	(381,405)	(208,199)
Long-term advances received	1,580,222
Other non-current liabilities	33,493	167,868	11,144
Cash generated from operating activities	2,819,329	3,588,627	6,262,701
Income taxes paid	(290,102)	(153,969)	(118,305)
Interests received	144,402	77,219	79,188
Interests paid	(990,881)	(500,857)	(470,138)
Net cash provided by operating activities	1,682,748	3,011,020	5,753,446
Cash flows from investing activities:
Dividends received	15,200	4,461	4,068
Increase in deposits in banks	(943,166)	(1,769,668)	(694,313)
Proceeds from withdrawal of deposits in banks	1,785,231	756,267	77,152
Acquisition of financial assets at fair value through profit or loss	(4,615)	(27,100)	(34,418)
Proceeds from disposal of financial assets at fair value through profit or loss	546	412	5,226
Acquisition of financial assets at fair value through other comprehensive income	(3,000)	(3,934)
Proceeds from disposal of financial assets at fair value through other comprehensive income	2,671	3,547	24
Proceeds from disposal of investments in equity accounted investees		4,800	4,363
Acquisition of property, plant and equipment	(3,482,754)	(5,079,279)	(3,141,430)
Proceeds from disposal of property, plant and equipment	485,659	171,421	65,711
Acquisition of intangible assets	(672,076)	(830,583)	(635,805)
Proceeds from disposal of intangible assets	6,328	11,392	2,946
Asset-related government grants received	7,417	57,503	85,983
Proceeds from settlement of derivatives, net	178,610	49,145	8,344
Increase in short-term loans		(9,643)
Proceeds from collection of short-term loans	27,411	9,608	14,533
Increase in long-term loans		(54,033)	(26,473)
Increase in deposits	(3,992)	(2,676)	(7,145)
Decrease in deposits	4,535	6,727	8,154
Proceeds from disposal of other assets	6,659	1,464
Net cash used in investing activities	(2,589,336)	(6,700,169)	(4,263,080)
Cash flows from financing activities:
Proceeds from short-term borrowings	6,729,725	4,487,824	2,573,757
Repayments of short-term borrowings	(7,446,111)	(2,565,541)	(2,425,117)
Proceeds from issuance of bonds	469,266	443,230	498,027
Proceeds from long-term borrowings	4,765,524	4,165,508	1,298,346
Repayments of current portion of long-term borrowings and bonds	(3,059,960)	(4,209,915)	(4,344,208)
Repayment of lease liabilities	(73,483)	(82,296)	(66,941)
Dividends paid		(232,580)
Subsidiaries' dividends distributed to non-controlling interests	(34,098)	(60,206)
Net cash provided by (used in) financing activities	1,350,863	1,946,024	(2,466,136)
Net increase (decrease) in cash and cash equivalents	444,275	(1,743,125)	(975,770)
Beginning Balance	1,824,649	3,541,597	4,218,099
Effect of exchange rate fluctuations on cash held	(11,402)	26,177	299,268
Ending Balance	₩ 2,257,522	₩ 1,824,649	₩ 3,541,597